Financial Instruments (Commodity Derivatives) (Details) (Product revenue [Member], Commodity Contract [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product revenue [Member] | Commodity Contract [Member]
Realized and unrealized gains (losses) from commodity derivatives
Commodity contracts	$ 17,351	$ (1,593)	$ 149